Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 22 - Fair Value Measurements

The level in the fair value hierarchy within which an asset or liability is classified is based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company measures its foreign currency derivative contracts and its long-term liabilities with respect to contingent consideration at fair value. The Company’s foreign currency derivative contracts are classified within Level 2, because they are valued utilizing market observable inputs. The long-term liabilities arising from contingent consideration are classified within Level 3 because they are valued using significant inputs that are unobservable in the market such as the Company’s weighted average cost of capital.

The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2015 and December 31, 2014, aggregated by the level in the fair-value hierarchy within which those measurements fall:

		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2015	(Level 1)	(Level 2)	(Level 3)
	U.S. Dollars

Assets
Foreign currency
derivative contracts	3	-	3	-

Total Assets	3	-	3	-

		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	December 31, 2014
Description
	U.S. Dollars

Liabilities
Foreign currency
derivative contracts	89	-	89	-
Contingent consideration	1,900	-	-	1,900

Total Liabilities	1,989	-	89	1,900

The Company’s accounting policy is to recognize transfers between levels of the fair value hierarchy on the date of the event or change in circumstances that caused the transfer. There were no transfers into or out of level 1, level 2, or level 3 for the years ended December 31, 2015 and 2014.

The following tables present a roll-forward of the fair value of Level 3 (significant unobservable inputs) liabilities for the year ended December 31, 2015 and 2014:

Level 3 U.S. Dollars
Contingent consideration
December 31, 2014	1,900
Settlement of liabilities	(2,001)
Revaluation of fair value included in statement of operations	101

December 31, 2015	-

Level 3 U.S. Dollars
Contingent consideration
December 31, 2013	2,030
Settlement of liabilities	(268)
Revaluation of fair value included in statement of operations	138

December 31, 2014	1,900

The adjustments to fair value of the contingent consideration are recorded in the finance income (expense), net in the statement of operations.

The fair value of the contingent payment for Printar as of December 31, 2014, was based on the $2,000 outstanding of the $2,500 transaction price, discounted from the estimated payment dates to the valuation date using the weighted average cost of capital of 28%. That measure is based on significant inputs that are not observable in the market, which ASC Section 820-10-35 refers to as Level 3 inputs. Key assumptions include management’s estimation about future sales.